REVENUES (Narrative) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Product Information [Line Items]
Revenue recognized	$ 837	$ 833	$ 1,668	$ 2,525